Payments, by Government - 12 months ended Jun. 30, 2025 - ZAR (R) R in Millions		Taxes	Royalties	Fees	Total Payments
Total		R 4,371	R 1,856	R 15	R 6,242
SOUTH AFRICA
Total		4,355	1,742	15	6,112
PAPUA NEW GUINEA
Total	[1]	16	114		130
Avgold Limited [Member]
Total			18	1	19
Avgold Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total			18		18
Avgold Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
African Rainbow Minerals Gold Limited [Member]
Total				1	1
African Rainbow Minerals Gold Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Chemwes (Proprietary) Limited [Member]
Total		49		1	50
Chemwes (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		49			49
Chemwes (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Covalant Water Company (Proprietary) Limited [Member]
Total				2	2
Covalant Water Company (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				2	2
Freegold (Harmony) (Proprietary) Limited [Member]
Total		395	274	3	672
Freegold (Harmony) (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		395	274		669
Freegold (Harmony) (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				3	3
Golden Core Trade and Invest (Proprietary) Limited [Member]
Total		2,005	790		2,795
Golden Core Trade and Invest (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		2,005	790		2,795
Harmony Gold Mining Company Limited [Member]
Total		481	60	2	543
Harmony Gold Mining Company Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		481	60		541
Harmony Gold Mining Company Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				2	2
Harmony Moab Khotsong Operations (Proprietary) Limited [Member]
Total		706	331	3	1,040
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		706	331		1,037
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				3	3
Kalahari Goldridge Mining Company Limited [Member]
Total		136	62		198
Kalahari Goldridge Mining Company Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		136	62		198
Randfontein Estates Limited [Member]
Total		285	207	1	493
Randfontein Estates Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		285	207		492
Randfontein Estates Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Tswelopele Beneficiation Operation (Proprietary) Limited [Member]
Total		284		1	285
Tswelopele Beneficiation Operation (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		284			284
Tswelopele Beneficiation Operation (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				R 1	1
Harmony Copper Limited [Member]
Total		14			14
Harmony Copper Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		14			14
Morobe Consolidated Goldfields Limited [Member]
Total		16	114		130
Morobe Consolidated Goldfields Limited [Member] | PAPUA NEW GUINEA | Papua New Guinea Internal Revenue [Member]
Total		R 16	R 114		R 130

[1]	When payments are made in A$ or Kina, they were converted into Rand using the weighted average of exchange rates during the reporting period. The weighted average exchange rate for the period from July 1, 2024 to June 30, 2025 were 1R = 0.0849A$ and 1A$ = 2.5954Kina.